Exhibit 99
Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	March 2015
Payment Date	4/15/2015
Transaction Month	15
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,646,197,309.59	72,484	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$348,000,000.00	0.23000%	January 15, 2015
Class A-2 Notes	$539,900,000.00	0.480%	November 15, 2016
Class A-3 Notes	$474,900,000.00	0.790%	May 15, 2018
Class A-4 Notes	$136,780,000.00	1.290%	April 15, 2019
Class B Notes	$47,350,000.00	1.710%	May 15, 2019
Class C Notes	$31,570,000.00	1.900%	September 15, 2019
Class D Notes	$31,570,000.00	2.400%	July 15, 2020
Total	$1,610,070,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,066,200.26

Principal:
Principal Collections	$25,227,844.68
Prepayments in Full	$16,108,747.52
Liquidation Proceeds	$580,986.36
Recoveries	$115,136.45
Sub Total	$42,032,715.01
Collections	$45,098,915.27

Purchase Amounts:
Purchase Amounts Related to Principal	$203,030.35
Purchase Amounts Related to Interest	$982.28
Sub Total	$204,012.63

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$45,302,927.90

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	March 2015
Payment Date	4/15/2015
Transaction Month	15
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$45,302,927.90
Servicing Fee	$763,464.88	$763,464.88	$0.00	$0.00	$44,539,463.02
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$44,539,463.02
Interest - Class A-2 Notes	$60,050.23	$60,050.23	$0.00	$0.00	$44,479,412.79
Interest - Class A-3 Notes	$312,642.50	$312,642.50	$0.00	$0.00	$44,166,770.29
Interest - Class A-4 Notes	$147,038.50	$147,038.50	$0.00	$0.00	$44,019,731.79
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$44,019,731.79
Interest - Class B Notes	$67,473.75	$67,473.75	$0.00	$0.00	$43,952,258.04
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,952,258.04
Interest - Class C Notes	$49,985.83	$49,985.83	$0.00	$0.00	$43,902,272.21
Third Priority Principal Payment	$3,572,325.94	$3,572,325.94	$0.00	$0.00	$40,329,946.27
Interest - Class D Notes	$63,140.00	$63,140.00	$0.00	$0.00	$40,266,806.27
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$40,266,806.27
Regular Principal Payment	$36,445,149.91	$36,445,149.91	$0.00	$0.00	$3,821,656.36
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,821,656.36
Residual Released to Depositor	$0.00	$3,821,656.36	$0.00	$0.00	$0.00
Total		$45,302,927.90

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$3,572,325.94
Regular Principal Payment					$36,445,149.91
Total					$40,017,475.85
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$40,017,475.85	$74.12	$60,050.23	$0.11	$40,077,526.08	$74.23
Class A-3 Notes	$0.00	$0.00	$312,642.50	$0.66	$312,642.50	$0.66
Class A-4 Notes	$0.00	$0.00	$147,038.50	$1.08	$147,038.50	$1.08
Class B Notes	$0.00	$0.00	$67,473.75	$1.43	$67,473.75	$1.43
Class C Notes	$0.00	$0.00	$49,985.83	$1.58	$49,985.83	$1.58
Class D Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Total	$40,017,475.85	$24.85	$700,330.81	$0.43	$40,717,806.66	$25.28

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	March 2015
Payment Date	4/15/2015
Transaction Month	15

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$150,125,575.02	0.2780618	$110,108,099.17	0.2039417
Class A-3 Notes	$474,900,000.00	1.0000000	$474,900,000.00	1.0000000
Class A-4 Notes	$136,780,000.00	1.0000000	$136,780,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$872,295,575.02	0.5417749	$832,278,099.17	0.5169204

Pool Information
Weighted Average APR	3.985%	3.975%
Weighted Average Remaining Term	43.25	42.42
Number of Receivables Outstanding	49,901	48,575
Pool Balance	$916,157,860.85	$873,742,430.52
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$877,806,956.38	$837,153,249.08
Pool Factor	0.5565298	0.5307641

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,230,986.55
Targeted Credit Enhancement Amount	$13,106,136.46
Yield Supplement Overcollateralization Amount	$36,589,181.44
Targeted Overcollateralization Amount	$41,464,331.35
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$41,464,331.35

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,230,986.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,230,986.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,230,986.55

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	March 2015
Payment Date	4/15/2015
Transaction Month	15

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		159	$294,821.42
(Recoveries)		43	$115,136.45
Net Losses for Current Collection Period			$179,684.97
Cumulative Net Losses Last Collection Period			$3,493,942.67
Cumulative Net Losses for all Collection Periods			$3,673,627.64

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.24%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.13%	451	$9,863,362.23
61-90 Days Delinquent	0.08%	30	$719,051.17
91-120 Days Delinquent	0.04%	15	$333,717.18
Over 120 Days Delinquent	0.05%	17	$439,515.15
Total Delinquent Receivables	1.30%	513	$11,355,645.73

Repossession Inventory:
Repossessed in the Current Collection Period		25	$475,304.81
Total Repossessed Inventory		37	$836,663.78

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4277%
Preceding Collection Period			0.5906%
Current Collection Period			0.2409%
Three Month Average			0.4197%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1631%
Preceding Collection Period			0.1383%
Current Collection Period			0.1276%
Three Month Average			0.1430%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer